Note 8 - Financial Instruments - Currency Risk (Details) - Currency risk [member] - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance, end of year	$ 699	$ 2,592	$ 11,845
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	83	2,867	4,579
Invesmtents [member]
Statement Line Items [Line Items]
Financial assets	1,000		8,245
Accounts payable and accrued liabilities [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ (384)	$ (275)	$ (979)